Employee-related expenditure - Analysis of employee costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Employee-related expenditure
Labour	R 30,706	R 28,448	R 26,646
Salaries, wages and other employee-related expenditure	28,665	26,388	24,814
Post-retirement benefits	2,041	2,060	1,832
Share-based payment expenses	1,219	1,565	226
equity-settled	1,659	910	463
cash-settled	(440)	655	(237)
Total employee-related expenditure	31,925	30,013	26,872
Costs capitalised to projects	(1,997)	(2,545)	(2,455)
Total employee benefits expense	R 29,928	R 27,468	R 24,417